SEGMENT	12 Months Ended
Dec. 31, 2024
SEGMENT
SEGMENT

14. SEGMENT

The Group’s chief operating decision maker (“CODM”) has been identified as the chief executive officer. The Group has two operating segments which are legacy Huazhu and legacy DH according to the way management intends to evaluate results and allocate resources within the Group. In identifying its reportable segments, the Group assesses the nature of operating segments and evaluates the operating results of each reporting segment. Both operating segments meet the quantitative thresholds and should be considered as two reportable segments. The CODM uses revenue and Adjusted EBITDA to evaluate the trends of the segments over time and monitor budget-to-actual variances to assess the performance and determine how to allocate capital resources. To better reflect the profitability of core business, the Group has redefined Adjusted EBITDA starting in 2024, with comparative figures for 2022 and 2023 restated accordingly. Adjusted EBITDA is defined as net (loss) income attributable to H World Group Limited excluding income tax expense (benefit), interest expense, interest income, depreciation and amortization, share-based compensation expenses, gain(loss) from fair value changes of equity securities, foreign exchange gain(loss) and gain(loss) on disposal of investments. Significant segment expenses include adjusted hotel operating costs, adjusted selling and marketing expenses, adjusted general and administrative expenses, all of which exclude depreciation and amortization and share-based compensation expenses. The CODM does not use assets by operating segment when assessing performance or making operating segment resource allocations.

The following table provides a summary of the Group’s operating segment results and reconciliation of Adjusted EBITDA to net (loss) income attributable to H World Group Limited for the years ended December 31, 2022, 2023 and 2024.

	Years Ended December 31,
	2022				2023				2024
	Legacy	Legacy			Legacy	Legacy			Legacy	Legacy
	Huazhu	DH	Elimination	Total	Huazhu	DH	Elimination	Total	Huazhu	DH	Elimination	Total
Leased and owned hotels	6,062	3,086	—	9,148	9,522	4,286	(12)	13,796	9,146	4,697	—	13,843
Manachised and franchised hotels	4,324	86	(5)	4,405	7,596	107	(9)	7,694	9,385	126	(13)	9,498
Others	275	40	(6)	309	326	72	(6)	392	498	58	(6)	550
Total revenues	10,661	3,212	(11)	13,862	17,444	4,465	(27)	21,882	19,029	4,881	(19)	23,891
Adjusted hotel operating costs	(7,958)	(2,857)	—	—	(9,419)	(3,569)	—	—	(9,888)	(4,125)	—	—
Adjusted selling and marketing expenses	(331)	(277)	—	—	(641)	(429)	—	—	(723)	(451)	—	—
Adjusted general and administrative expenses	(1,184)	(401)	—	—	(1,405)	(505)	—	—	(1,573)	(575)	—	—
Other segment items (primarily include other operating income, net)	85	231	—	—	206	122	—	—	129	116	—	—
Adjusted EBITDA	1,273	(92)	(3)	1,178	6,185	84	(1)	6,268	6,974	(154)	(0)	6,820
Interest income	—	—	—	87	—	—	—	248	—	—	—	210
Interest expense	—	—	—	(409)	—	—	—	(385)	—	—	—	(318)
Income tax expense	—	—	—	(207)	—	—	—	(1,204)	—	—	—	(1,662)
Depreciation and amortization	—	—	—	(1,456)	—	—	—	(1,414)	—	—	—	(1,332)
Share-based compensation	—	—	—	(87)	—	—	—	(143)	—	—	—	(322)
(Loss) gain from fair value changes of equity securities	—	—	—	(359)	—	—	—	109	—	—	—	(66)
Foreign exchange gain (loss), net	—	—	—	(641)	—	—	—	90	—	—	—	(272)
Gain (loss) on disposal of investments	—	—	—	73	—	—	—	516	—	—	—	(10)
Net (loss) income attributable to H World Group Limited	—	—	—	(1,821)	—	—	—	4,085	—	—	—	3,048

The following tables represent revenues and property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill by geographical region.

Revenues:

	Years Ended December 31,
	2022	2023	2024
China	10,637	17,393	18,984
Germany	2,458	3,324	3,544
All others	767	1,165	1,363
Total	13,862	21,882	23,891

Property and equipment, net, intangible assets, net, right - of - use assets, land use rights, net and goodwill:

	As of December 31,
	2023	2024
China	28,762	27,461
Germany	12,504	11,940
All others	3,439	3,716
Total	44,705	43,117

Other than China and Germany, there were no countries that individually represented more than 10% of the total revenue for the years ended December 31, 2022, 2023 and 2024.